Accounts and Notes Receivable - Summary of Accounts and Notes Receivables (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables from financing activities, net	$ 22,148	$ 21,976	$ 20,376
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables from financing activities, net	12,485	12,730	11,588
Wholesale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables from financing activities, net	9,522	9,111	8,675
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables from financing activities, net	$ 141	$ 135	$ 113